Investment Strategy - USCF Sustainable Battery Metals Strategy Fund	Jan. 05, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in metals derivative instruments (“Metals Derivatives”) that are economically tied to the metals that are necessary for “Electrification,” which is described below. The Adviser believes that demand for certain metals will increase as the global economy undergoes a process known as Electrification. During Electrification, energy derived from sustainable sources such as wind, solar, and hydroelectric power will gradually replace energy generated by fossil fuels. The infrastructure needed to produce and store that energy as electricity in batteries (“Battery and Electrification Infrastructure”) will require substantial amounts of certain metals. As a result, Electrification may lead to rising prices for these metals over time.

Specifically, the Fund’s holdings will consist of instruments tied to industrial metals and precious metals (the “Metals” and each, a “Metal”) that are used in batteries, battery charging infrastructure, and sustainable energy generation and storage infrastructure. The Fund’s Metals Derivatives will be expected to include metals such as cobalt, copper, iron ore, lithium, nickel, and other metals currently used in Battery and Electrification Infrastructure. Specific metals may be added or removed as eligible metals when changes occur in the evolution of battery and electrification metals technology, and when exposure to these metals can be obtained.

The Fund understands that the extraction, production and distribution of Metals required for Electrification are carbon-intensive processes. As such, an important component of the Fund’s sustainable strategy involves purchasing carbon offset investments (“Carbon Offset Investments”) in an amount equal to the estimated aggregate carbon emissions of the Fund’s holdings. By purchasing Carbon Offset Investments, the Fund seeks to mitigate the carbon-intensive nature of the Fund’s Metals Derivatives.

The Adviser uses a proprietary multi-factor quantitative methodology to select the Metals Derivatives. The proprietary methodology considers the use of a specific Metal in Battery and Electrification Infrastructure, the other uses of such Metal, and each Metal’s environmental impact, and attempts to provide exposure to the Metals used in Battery and Electrification Infrastructure in amounts that generally correspond to each Metal’s relative demand in connection with such use, meaning that the Fund will invest more heavily in those Metals whose price is expected to be more closely aligned with that Metal’s increased demand for use in Battery and Electrification Infrastructure. The Metals Derivatives in which the Fund will invest are exchange-traded and over-the-counter futures and swaps contracts on the Metals and, to a lesser extent, options and forwards. If these contracts are traded on an exchange, liquidity relative to the Fund’s size and trading needs is also considered in determining if a Metals Derivative is suitable. Futures traded on U.S. or international exchanges with sufficient liquidity are prioritized. Swaps may be used for any Metal that does not have a futures contract with sufficient liquidity. The Fund may also use options and forwards to supplement its futures and swaps positions or if adequate futures and swaps are not available. The Fund may not have exposure to every Metal used in Battery and Electrification Infrastructure because there may not be a suitable derivative tied to each Metal. The Adviser’s proprietary methodology will also exclude Metals that have only a de minimis connection to Battery and Electrification Infrastructure. The Adviser will assess each Metals Derivative’s inclusion in the methodology on an annual basis.

After all the Metals Derivatives have been selected, the Adviser estimates the carbon emissions associated with each of the Metals Derivatives chosen by the methodology. The Adviser relies on data published by governmental or multi-national organizations, scientific studies, investment bank/financial service companies, and internationally recognized environmental, social and governance (“ESG”) research firms to make such estimates. The Adviser then calculates the aggregate carbon emissions from all Metals Derivatives in the portfolio and the Fund purchases Carbon Offset Investments in the form of carbon credit futures contracts in an amount equal to the net emissions. Carbon emissions estimates will be updated annually.

Although the Fund may invest in Metals Derivatives directly, the Fund invests in Metals Derivatives primarily through a wholly-owned subsidiary of the Fund incorporated in the Cayman Islands, USCF Cayman Commodity 5 (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective as the Fund. The Fund may invest up to 25% of its assets in the Subsidiary.

The portion of the Fund’s assets that are not invested in Metals Derivatives or Carbon Offset Investments, will be primarily invested, directly or indirectly through the Subsidiary, in cash, cash equivalents, money market funds, repurchase agreements, or short maturity fixed-income investments or a combination thereof. The primary purpose of such investments will be to meet coverage and collateral requirements associated with the Fund’s Metals Derivatives.

The Fund is “non-diversified,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).